Equity reserves (Details 1)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Statement [Line Items]
Weighted average remaining contractual life	4 months 13 days
Warrant [Member]
Statement [Line Items]
Warrant outstanding | shares	3,600,000
Weighted average exercise price, outstanding | $ / shares	$ 4.50
Weighted average remaining contractual life	1 year 2 months 23 days
March 25, 2024 [Member] | Warrant [Member]
Statement [Line Items]
Warrant outstanding | shares	3,600,000
Weighted average exercise price, outstanding | $ / shares	$ 4.50
Weighted average remaining contractual life	1 year 2 months 23 days